Account Payable (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of account payable

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Purchase of goods and services	13,405,894	20,872,743	2,969,603